Employee Benefits	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Employee Benefits

Note 16. Employee Benefits

The Company has various labor liabilities for employee benefits in connection with pension, seniority and post-retirement medical benefits. Benefits vary depending upon the country where the individual employees are located. Presented below is a discussion of the Company’s labor liabilities in Mexico, which comprise the substantial majority of those recorded in the consolidated financial statements.

During 2016, Coca-Cola FEMSA settled its pension plan in Colombia and consequently Coca-Cola FEMSA recognized the corresponding effects of the settlement as disclosed below. The settlement of the complementary pension plan was only for certain executive employees.

16.1 Assumptions

The Company annually evaluates the reasonableness of the assumptions used in its labor liability for post-employment and other non-current employee benefits computations.

Actuarial calculations for pension and retirement plans, seniority premiums and post-retirement medical benefits, as well as the associated cost for the period, were determined using the following long-term assumptions for Mexico:

Mexico	December 31, 2018	December 31, 2017	December 31, 2016
Financial:
Discount rate used to calculate the defined benefit obligation	9.40%	7.60%	7.60%
Salary increase	4.60%	4.50%	4.50%
Future pension increases	3.60%	3.50%	3.50%
Healthcare cost increase rate	5.10%	5.10%	5.10%
Biometric:
Mortality (1)	EMSSA 2009	EMSSA 2009	EMSSA 2009
Disability (2)	IMSS-97	IMSS-97	IMSS-97
Normal retirement age	60 years	60 years	60 years
Employee turnover table (3)	BMAR 2007	BMAR 2007	BMAR 2007

Measurement date December:

(1)	EMSSA. Mexican Experience of social security.
(2)	IMSS. Mexican Experience of Instituto Mexicano del Seguro Social.
(3)	BMAR. Actuary experience.

In Mexico, the methodology used to determine the discount rate was the Yield or Internal Rate of Return (IRR) which involves a yield curve. In this case, the expected rates of each period were taken from a yield curve of Mexican Federal Government Treasury Bonds (known as CETES in Mexico) because there is no deep market in high quality corporate obligations in Mexican pesos.

In Mexico upon retirement, the Company purchases an annuity for the employee, which will be paid according to the option chosen by the employee.

Based on these assumptions, the amounts of benefits expected to be paid out in the following years are as follows:

	Pension and Retirement Plans		Seniority Premiums		Post-Retirement Medical Services		Total
2019	Ps.	630	Ps.	101	Ps.	22	Ps.	753
2020		340		71		23		434
2021		284		63		24		371
2022		286		56		24		366
2023		345		53		25		423
2024 to 2028		2,000		257		165		2,422

16.2 Balances of the liabilities for employee benefits

	December 31, 2018		December 31, 2017
Pension and Retirement Plans:
Defined benefit obligation	Ps.	6,189	Ps.	7,370
Pension plan funds at fair value		(2,501)		(3,131)
Net defined benefit liability	Ps.	3,688	Ps.	4,239

Seniority Premiums:
Defined benefit obligation	Ps.	772	Ps.	783
Seniority premium plan funds at fair value		(111)		(109)

Net defined benefit liability	Ps.	661	Ps.	674

Postretirement Medical Services:
Defined benefit obligation	Ps.	418	Ps.	524
Medical services funds at fair value		(68)		(64)

Net defined benefit liability	Ps.	350	Ps.	460

Total Employee Benefits	Ps.	4,699	Ps.	5,373

16.3 Trust assets

Trust assets consist of fixed and variable return financial instruments recorded at fair value (Level 1), which are invested as follows:

	December 31, 2018	December 31, 2017
Fixed return:
Traded securities	19%	18%
Bank instruments	6%	5%
Federal government instruments of the respective countries	60%	62%
Variable return:
Publicly traded shares	15%	15%

	100%	100%

In Mexico, the regulatory framework for pension plans is established in the Income Tax Law and its Regulations, the Federal Labor Law and the Mexican Social Security Institute Law. None of these laws establish minimum funding levels or a minimum required level of contributions.

In Mexico, the Income Tax Law requires that, in the case of private plans, certain notifications must be submitted to the authorities and a certain level of instruments must be invested in Federal Government securities among others.

The Company’s various pension plans have a technical committee that is responsible for verifying the correct operation of the plan with regard to the payment of benefits, actuarial valuations of the plan, and supervise the trustee. The committee is responsible for determining the investment portfolio and the types of instruments the fund will be invested in. This technical committee is also responsible for reviewing the correct operation of the plans in all of the countries in which the Company has these benefits.

The risks related to the Company’s employee benefit plans are primarily attributable to the plan assets. The Company’s plan assets are invested in a diversified portfolio, which considers the term of the plan so as to invest in assets whose expected return coincides with the estimated future payments.

Since the Mexican Tax Law limits the plan asset investment to 10% for related parties, this risk is not considered to be significant for purposes of the Company’s Mexican subsidiaries.

In Mexico, the Company’s policy is to invest at least 30% of the fund assets in Mexican Federal Government instruments. Guidelines for the target portfolio have been established for the remaining percentage and investment decisions are made to comply with these guidelines insofar as the market conditions and available funds allow.

In Mexico, the amounts and types of securities of the Company in related parties included in portfolio fund are as follows:

	December 31, 2018		December 31, 2017
Debt:
Grupo Televisa, S.A.B. de C.V.	Ps.	45	Ps.	28
El Puerto de Liverpool, S.A.B. de C.V.		30		30
Grupo Financiero Banorte, S.A.B. de C.V.		8		—
Grupo BBVA Bancomer, S.A. de C.V.		19		10
Gentera, S.A.B. de C.V.		4		—
Grupo Industrial Bimbo, S.A.B. de C. V.		27		5
Equity:
Grupo Televisa, S.A.B. de C.V.		1		—
El Puerto de Liverpool, S.A.B. de C.V.		3		—
Grupo Aeroportuario del Suereste, S.A.B. de C.V.		2		—
CEMEX, S.A.B. de C.V.		3		—

For the years ended December 31, 2018 and 2017, the Company did not make significant contributions to the plan assets and does not expect to make material contributions to the plan assets during the following fiscal year. There are no restrictions placed on the trustee’s ability to sell those securities. As of December 31, 2018 and 2017, the plan assets did not include securities of the Company in portfolio funds.

16.4 Amounts recognized in the consolidated income statements and the consolidated statement of comprehensive income

	Income Statement								AOCI (1)
December 31, 2018	Current Service Cost		Past Service Cost		Gain or Loss on Settlement or Curtailment		Net Interest on the Net Defined Benefit Liability		Remeasurements of the Net Defined Benefit Liability
Pension and retirement plans	Ps.	318	Ps.	—	Ps.	(5)	Ps.	304	Ps.	668
Seniority premiums		125		—		(8)		49		(63)
Postretirement medical services		25		—		(1)		34		41

Total	Ps.	468	Ps.	—	Ps.	(14)	Ps.	387	Ps.	646

December 31, 2017	Current Service Cost		Past Service Cost		Gain or Loss on Settlement or Curtailment		Net Interest on the Net Defined Benefit Liability		Remeasurements of the Net Defined Benefit Liability
Pension and retirement plans	Ps.	244	Ps.	10	Ps.	(2)	Ps.	248	Ps.	1,061
Seniority premiums		106		—		(1)		41		46
Postretirement medical services		24		—		—		30		184

Total	Ps.	374	Ps.	10	Ps.	(3)	Ps.	319	Ps.	1,291

December 31, 2016	Current Service Cost	Past Service Cost	Gain or Loss on Settlement or Curtailment		Net Interest on the Net Defined Benefit Liability		Remeasurements of the Net Defined Benefit Liability
Pension and retirement plans	Ps.245	Ps.45	Ps.	(61)	Ps.	224	Ps.	1,102
Seniority premiums	93	1		—		34		18
Postretirement medical services	21	—		—		24		151

Total	Ps.359	Ps.46	Ps.	(61)	Ps.	282	Ps.	1,271

(1)	Amounts accumulated in other comprehensive income as of the end of the period.

Remeasurements of the net defined benefit liability recognized in accumulated other comprehensive income are as follows:

	December 31, 2018		December 31, 2017		December 31, 2016
Amount accumulated in other comprehensive income as of the beginning of the period, net of tax	Ps.	892	Ps.	966	Ps.	810
Actuarial losses arising from exchange rates		(21)		(2)		123
Remeasurements during the year, net of tax		221		295		288
Actuarial gains and (losses) arising from changes in financial assumptions		(617)		(367)		(255)

Amount accumulated in other comprehensive income as of the end of the period, net of tax	Ps.	475	Ps.	892	Ps.	966

Remeasurements of the net defined benefit liability include the following:

•	The return on plan assets, excluding amounts included in net interest expense.

•	Actuarial gains and losses arising from changes in demographic assumptions.

•	Actuarial gains and losses arising from changes in financial assumptions.

16.5 Changes in the balance of the defined benefit obligation for post-employment

	December 31, 2018		December 31, 2017		December 31, 2016
Pension and Retirement Plans:
Initial balance	Ps.	7,370	Ps.	5,702	Ps.	5,308
Current service cost		318		341		245
Past service cost		—		10		45
Interest expense		484		491		369
Effect on curtailment		—		(2)		(61)
Settlement		(5)		—		—
Remeasurements of the net defined benefit obligation		(740)		263		(67)
Foreign exchange loss (gain)		(86)		(79)		150
Benefits paid		(450)		(550)		(287)
(Derecognition) acquisitions		(702)		1,194		—

Ending balance	Ps.	6,189	Ps.	7,370	Ps.	5,702

Seniority Premiums:
Initial balance	Ps.	783	Ps.	663	Ps.	610
Current service cost		125		106		93
Interest expense		57		49		41
Settlement		(8)		(1)		—
Effect on curtailment		—		—		—
Remeasurements of the net defined benefit obligation		(115)		28		(43)
Benefits paid		(77)		(68)		(55)
Acquisitions		7		6		17

Ending balance	Ps.	772	Ps.	783	Ps.	663

Postretirement Medical Services:
Initial balance	Ps.	524	Ps.	460	Ps.	404
Current service cost		25		24		22
Interest expense		39		34		27
Curtailment / Settlement		(1)		—		—
Remeasurements of the net defined benefit obligation		(143)		32		30
Benefits paid		(26)		(26)		(23)

Ending balance	Ps.	418	Ps.	524	Ps.	460

Post-employment:
Initial balance	Ps.	—	Ps.	—	Ps.	135
Reclassification to certain liability cost		—		—		(135)

Ending balance	Ps.	—	Ps.	—	Ps.	—

16.6 Changes in the balance of plan assets

	December 31, 2018		December 31, 2017		December 31, 2016
Total Plan Assets:
Initial balance	Ps.	3,304	Ps.	2,378	Ps.	2,228
Actual return on trust assets		47		213		40
Foreign exchange loss (gain)		(1)		86		4
Life annuities		35		65		107
Benefits paid		(1)		(136)		(1)
(Derecognition) acquisitions		(704)		698		—

Ending balance	Ps.	2,680	Ps.	3,304	Ps.	2,378

As a result of the Company’s investments in life annuities plan, management does not expect it will need to make material contributions to plan assets in order to meet its future obligations.

16.7 Variation in assumptions

The Company decided that the relevant actuarial assumptions that are subject to sensitivity and valuated through the projected unit credit method, are the discount rate, the salary increase rate and healthcare cost increase rate. The reasons for choosing these assumptions are as follows:

•	Discount rate: The rate that determines the value of the obligations over time.

•	Salary increase rate: The rate that considers the salary increase which implies an increase in the benefit payable.

•	Healthcare cost increase rate: The rate that considers the trends of health care costs which implies an impact on the postretirement medical service obligations and the cost for the year.

The following table presents the amount of defined benefit plan expense and OCI impact in absolute terms of a variation of 1% in the assumptions on the net defined benefit liability associated with the Company’s defined benefit plans. The sensitivity of this 1% on the significant actuarial assumptions is based on a projected long-term discount rates for Mexico and a yield curve projections of long-term sovereign bonds:

					Income Statement
+1%:							OCI (1)

Discount rate used to calculate the defined benefit obligation and the net interest on the net defined benefit liability	Current Service Cost		Gain or Loss on Settlement or Curtailment		Effect of Net Interest on the Net Defined Benefit Liability (Asset)		Remeasurements of the Net Defined Benefit Liability (Asset)
Pension and retirement plans	Ps.	284	Ps.	(4)	Ps.	291	Ps.	391
Seniority premiums		121		(7)		53		(79)
Postretirement medical services		24		(1)		38		20
Post-employment		—		—		—		—

Total	Ps.	429	Ps.	(12)	Ps.	382	Ps.	332

Expected salary increase
Pension and retirement plans	Ps.	309	Ps.	(6)	Ps.	296	Ps.	610
Seniority premiums		131		(8)		53		(67)
Postretirement medical services		—		—		—		—
Post-employment		—		—		—		—

Total	Ps.	440	Ps.	(14)	Ps.	349	Ps.	543

Assumed rate of increase in healthcare costs
Postretirement medical services	Ps.	29	Ps.	(1)	Ps.	41	Ps.	33

-1%:

Discount rate used to calculate the defined benefit obligation and the net interest on the net defined benefit liability	Current Service Cost		Gain or Loss on Settlement or Curtailment		Effect of Net Interest on the Net Defined Benefit Liability (Asset)		Remeasurements of the Net Defined Benefit Liability (Asset)
Pension and retirement plans	Ps.	324	Ps.	(6)	Ps.	261	Ps.	571
Seniority premiums		129		(8)		46		(61)
Postretirement medical services		28		(1)		35		37
Post-employment		—		—		—		—

Total	Ps.	481	Ps.	(15)	Ps.	342	Ps.	547

Expected salary increase	Current Service Cost		Gain or Loss on Settlement or Curtailment		Effect of Net Interest on the Net Defined Benefit Liability (Asset)		Remeasurements of the Net Defined Benefit Liability (Asset)
Pension and retirement plans		Ps. 284		Ps.(3)		Ps. 239		Ps. 444
Seniority premiums		120		(7)		47		(72)
Postretirement medical services		—		—		—		—
Post-employment		—		—		—		—

Total	Ps.	404	Ps.	(10)	Ps.	286	Ps.	372

Assumed rate of increase in healthcare costs
Postretirement medical services	Ps.	24	Ps.	(1)	Ps.	34	Ps.	23

(1)	Amounts accumulated in other comprehensive income as of the end of the period.

16.8 Employee benefits expense

For the years ended December 31, 2018, 2017 and 2016, employee benefits expenses recognized in the consolidated income statements as cost of goods sold, administrative and selling expenses are as follows:

	2018	2017	2016
Wages and salaries	Ps.58,745	Ps.51,874	Ps. 49,393
Social security costs	10,486	9,800	8,814
Employee profit sharing	1,294	1,209	1,506
Post-employment benefits	842	700	625
Share-based payments	405	351	468
Termination benefits	132	159	325

	Ps.71,904	Ps.64,093	Ps. 61,131